Basis of preparation	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Disclosure of basis of preparation of financial statements [text block]
Note 2.	Basis of preparation

(a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These are the Company’s first consolidated financial statements prepared in accordance with IFRS and

IFRS 1 First-time Adoption of International Financial Reporting Standards has been applied.

Since these are the Company’s first audited consolidated financial statements prepared in accordance with IFRS, pursuant to the transitional relief granted by the U.S. Securities and Exchange Commission in respect of the first-time adoption of IFRS, the Company has only provided financial statements and financial information for the financial years ended December 31, 2017 and 2018.

The Company’s consolidated financial statements were previously prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) which differs in some areas from IFRS. An explanation of how the transition to IFRS has affected the reported financial position, financial performance and cash flows of the Company is provided in Note 31.

The consolidated financial statements were authorized for issuance by the Board of Directors on March 28, 2019.

(b)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statement of financial position:

1.	Financial assets at fair value through profit or loss;

2.	Financial assets at fair value through other comprehensive income;

3.	The defined benefit liability (asset) is recognized as the fair value of the plan assets less the present value of the defined benefit obligation.